JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 93.3%
Alternative Assets — 3.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	13,695,613	150,514,784

Fixed Income — 25.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	20,323,603	244,696,186
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	87,222,643	737,031,331
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,142,084	41,213,383
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,524,331	51,917,883
JPMorgan High Yield Fund Class R6 Shares (a)	26,216,278	162,803,086
JPMorgan Managed Income Fund Class L Shares (a)	311,770	3,089,638

Total Fixed Income		1,240,751,507

International Equity — 29.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	26,259,232	356,862,964
JPMorgan International Advantage Fund Class R6 Shares (a)	15,270,388	230,430,149
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	29,118,816	409,992,926
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	24,171,655	433,639,490

Total International Equity		1,430,925,529

U.S. Equity — 35.7%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	18,437,770	376,868,014
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	991,481	42,792,302
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,200,404	19,386,522
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,096,111	18,381,779
JPMorgan U.S. Equity Fund Class R6 Shares (a)	32,602,215	435,891,610
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	15,393,702	339,585,069
JPMorgan Value Advantage Fund Class R6 Shares (a)	19,919,954	516,922,794

Total U.S. Equity		1,749,828,090

TOTAL INVESTMENT COMPANIES (Cost $4,867,342,529)		4,572,019,910

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $90,535,089)	89,783,000	91,578,660

	Shares
EXCHANGE-TRADED FUNDS — 1.0%
Alternative Assets — 1.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $65,385,708)	739,371	47,733,792

SHORT-TERM INVESTMENTS — 3.1%
INVESTMENT COMPANIES — 3.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $151,450,491)	151,450,491	151,450,491

Total Investments — 99.3% (Cost $5,174,713,817)		4,862,782,853
Other Assets Less Liabilities — 0.7%		35,000,161

Net Assets — 100.0%		4,897,783,014

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	1,613	06/2020	CAD	168,830,313	(726,337)
DJ US Real Estate Index	703	06/2020	USD	19,290,320	90,512
MSCI EAFE E-Mini Index	340	06/2020	USD	26,591,400	82,766
S&P 500 E-Mini Index	1,426	06/2020	USD	183,419,250	(5,951,987)
S&P Midcap 400 E-Mini Index	511	06/2020	USD	73,609,550	5,551,353
U.S. Treasury 10 Year Note	1,187	06/2020	USD	164,826,078	6,946,248

					5,992,555

Short Contracts
EURO STOXX 50 Index	(3,618)	06/2020	EUR	(107,798,712)	(11,603,023)
Euro-Bund	(746)	06/2020	EUR	(141,934,915)	1,879,698
FTSE 100 Index	(350)	06/2020	GBP	(24,248,393)	(2,016,736)
MSCI Emerging Markets E-Mini Index	(256)	06/2020	USD	(10,810,880)	(932,257)
Russell 2000 E-Mini Index	(58)	06/2020	USD	(3,334,130)	(15,943)

					(12,688,261)

					(6,695,706)

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,771,204,193	$91,578,660	$—	$4,862,782,853

Appreciation in Other Financial Instruments
Futures Contracts (a)	$14,550,577	$—	$—	$14,550,577

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(7,626,524)	$(13,619,759)	$—	$(21,246,283)

(a)   All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$65,385,709	$—	$—	$(17,651,917)	$47,733,792	739,371	$715,512	$68,029
JPMorgan Core Bond Fund Class R6 Shares (a)	609,157,163	40,247,817	416,070,240	14,213,191	(2,851,745)	244,696,186	20,323,603	8,024,831	1,262,043
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	466,838,465	436,949,087	168,336,466	259,066	1,321,179	737,031,331	87,222,643	16,959,345	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	153,699,613	—	150,764,511	19,346,042	(22,281,144)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	60,890,149	1,885,574	12,667,540	251,719	(9,146,519)	41,213,383	6,142,084	1,885,574	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	189,549,144	—	186,804,971	60,836,541	(63,580,714)	—	—	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	9,183,446	429,242,991	—	—	(81,563,473)	356,862,964	26,259,232	2,645,755	731,437
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	59,290,220	2,449,055	—	—	(9,821,392)	51,917,883	7,524,331	2,449,056	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	379,277,274	158,840,255	116,218,963	4,288,296	(49,318,848)	376,868,014	18,437,770	—	39,326,102
JPMorgan High Yield Fund Class R6 Shares (a)	275,665,167	24,135,375	110,154,260	(643,278)	(26,199,918)	162,803,086	26,216,278	8,869,128	—
JPMorgan International Advantage Fund Class R6 Shares (a)	475,735,183	52,414,177	212,744,675	(17,709,628)	(67,264,908)	230,430,149	15,270,388	15,343,798	—
JPMorgan International Equity Fund Class R6 Shares (a)	498,153,557	183,211	488,829,732	57,777,232	(67,284,268)	—	—	—	183,211
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	443,189,994	104,022,439	30,147,210	(4,660,063)	(102,412,234)	409,992,926	29,118,816	15,955,613	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	—	544,401,336	41,119,669	(1,155,901)	(68,486,276)	433,639,490	24,171,655	2,235,117	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	187,639,643	—	191,986,424	47,192,440	(42,845,659)	—	—	—	—
JPMorgan Managed Income Fund Class L Shares (a)	171,496,347	30,481,677	198,845,250	621,092	(664,228)	3,089,638	311,770	1,091,161	21,711
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	203,762,300	12,664,800	202,049,709	25,732,560	(40,109,951)	—	—	—	12,664,801
JPMorgan Realty Income Fund Class R6 Shares (a)	285,296,579	15,835,673	109,073,517	15,550,328	(57,094,279)	150,514,784	13,695,613	3,288,357	12,547,315
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	45,597,152	29,730,435	17,958,763	517,954	(15,094,476)	42,792,302	991,481	382,009	2,254,536
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	48,000,963	1,885,024	25,812,274	7,622,802	(12,309,993)	19,386,522	1,200,404	80,197	1,804,828
JPMorgan Small Cap Value Fund Class R6 Shares (a)	46,422,960	1,658,408	19,931,949	(2,541,184)	(7,226,456)	18,381,779	1,096,111	278,598	1,379,810
JPMorgan U.S. Equity Fund Class R6 Shares (a)	523,119,330	97,997,419	98,910,544	(1,210,871)	(85,103,724)	435,891,610	32,602,215	4,560,723	46,355,210
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	116,402,263	1,499,709,096	1,464,660,868	—	—	151,450,491	151,450,491	2,202,863	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	593,369,325	50,867,979	218,777,162	29,629,988	(115,505,061)	339,585,069	15,393,702	4,929,708	45,938,271
JPMorgan Value Advantage Fund Class R6 Shares (a)	371,616,398	361,708,595	18,093,140	4,871	(198,313,930)	516,922,794	19,919,954	11,821,448	16,888,426

Total	$6,213,352,635	$3,962,696,132	$4,499,957,837	$255,923,197	$(1,160,809,934)	$4,771,204,193		$103,718,793	$181,425,730

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.